Description of Business	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
Description of Business
Nature of Business and Organization
We are a leading global operator of regulated exchanges, clearing houses and listings venues, and a provider of data services for commodity and financial markets. We operate regulated marketplaces for trading and clearing a broad array of derivatives and securities contracts across major asset classes, including energy and agricultural commodities, interest rates, equities, equity derivatives, credit derivatives, bonds and currencies.
Our exchanges include futures exchanges in the United States, or U.S., United Kingdom, or U.K., continental Europe, Canada and Singapore and cash equities exchanges and equity options exchanges in the U.S. We operate over-the-counter, or OTC, markets for physical energy and credit default swaps, or CDS. We operate central counterparty clearing houses serving the global derivatives markets in the U.S., U.K., continental Europe, Canada and Singapore (Note 12). In addition, we offer a range of data and connectivity services to our global financial and commodity markets and clearing houses. Following our December 2015 acquisition of Interactive Data Holdings Corporation, or Interactive Data, our suite of data products includes an expanded range of fixed income pricing and reference data, analytics and trading service offerings. Through our trading, clearing, listings, data services and post-trade platforms, we bring together buyers and sellers by offering liquid markets, benchmark products, access to capital markets, information, and a range of related services to support market participants’ investing, risk management and capital raising activities.